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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-1743

                                  Spectra Fund
               (Exact name of registrant as specified in charter)


                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)

                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1.  REPORT(S) TO STOCKHOLDERS.


                                  SPECTRA FUND














                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2005
                                   (UNAUDITED)



                                  [ALGER LOGO]

Dear Shareholders,                                                  May 31, 2005


      The more things change, the more they remain the same, or so it seemed for the six months ended April 30, 2005. The markets rallied strongly at the end of 2004 after the U.S. presidential election was decided, but they retreated in the first weeks of 2005 as investors confronted uncertainties about the direction of the economy, the pace of interest rate hikes, elections in Iraq, and rising energy costs. Through the winter and into spring, the markets traded in a narrow range and drifted down. While the broader economic data were positive and corporate earnings were stronger in the first quarter of 2005 than many had anticipated, general investor skepticism weighed on the markets.

      During the six-month reporting period, the S&P 500 was up 3.28%, the Dow was up 2.78% and the NASDAQ was down 2.38%.

      Corporate earnings continued to beat Wall Street's expectations. Energy companies thrived, as did innovative companies across sectors, especially those that were able to increase productivity and tap into growing global markets. The S&P 500's earnings grew by 13.6% in the first quarter of 2005, handily beating analysts' January estimates of approximately 8%.

      We continue to believe that the strength of the economy and the potential of the markets are being underestimated by both investors and commentators. Both the U.S. and the global economy have been expanding at more than a 4% annual rate, and many companies are generating double-digit earnings growth. Growth stocks in particular are trading at very modest multiples relative to the projected growth rates, and if past patterns hold, we believe it is only a matter of time before such stocks begin to outperform.

      We want you to know that we value the trust you have placed in Alger. We will continue to look for dynamic, forward-looking companies that are creating the businesses and marketplaces of tomorrow, bringing growth opportunities to our investors.

      Respectfully submitted,

      [DANIEL C. CHUNG SIG]

      Daniel C. Chung
      CHIEF INVESTMENT OFFICER

SPECTRA FUND
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

      As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2004 and ending April 30, 2005.

ACTUAL EXPENSES

      The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                       BEGINNING          ENDING        DURING THE PERIOD
                                     ACCOUNT VALUE     ACCOUNT VALUE   NOVEMBER 1, 2004 TO
CLASS A:                           NOVEMBER 1, 2004   APRIL 30, 2005    APRIL 30, 2005(b)
                                   ----------------   --------------   -------------------
Actual ........................        $1,000.00         $1,029.00           $10.46
Hypothetical(a) ...............         1,000.00          1,014.48            10.39

                                                                         EXPENSES PAID
                                       BEGINNING          ENDING        DURING THE PERIOD
                                     ACCOUNT VALUE     ACCOUNT VALUE   NOVEMBER 1, 2004 TO
CLASS N:                           NOVEMBER 1, 2004   APRIL 30, 2005    APRIL 30, 2005(b)
                                   ----------------   --------------   -------------------
Actual ........................        $1,000.00         $1,029.10           $10.46
Hypothetical(a) ...............         1,000.00          1,014.48            10.39

------------------

(a) 5% annual return before expenses.

(b) Expenses are equal to the Fund's annualized expense ratio of 2.08% for both Class A and Class N shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2005

    SHARES     COMMON STOCKS--90.5%                                       VALUE
   --------                                                              -------
               AIR FREIGHT & LOGISTICS--2.4%
      68,000   UTI Worldwide, Inc. ..............................   $  4,361,520
                                                                    ------------
               BIOTECHNOLOGY--2.1%
     106,100   Gilead Sciences, Inc.* ...........................      3,936,310
                                                                    ------------
               BUSINESS SERVICES--.4%
      16,300   MicroStrategy Incorporated* ......................        709,539
                                                                    ------------
               COMMERCIAL SERVICES & SUPPLIES--.7%
      33,900   First Marblehead Corporation (The)* ..............      1,306,167
                                                                    ------------
               COMMUNICATION EQUIPMENT--2.2%
     101,900   Brocade Communications Systems, Inc.* ............        444,284
     228,800   Nokia Oyj ADR# ...................................      3,656,224
                                                                    ------------
                                                                       4,100,508
                                                                    ------------
               COMMUNICATION TECHNOLOGY--1.2%
      98,900   Nextel Partners, Inc. Cl A* ......................      2,326,128
                                                                    ------------
               COMPUTERS & PERIPHERALS--2.4%
      47,100   Apple Computer, Inc.* ............................      1,698,426
     215,000   Western Digital Corporation* .....................      2,728,350
                                                                    ------------
                                                                       4,426,776
                                                                    ------------
               DIVERSIFIED FINANCIAL SERVICES--4.6%
     126,200   Citigroup Inc. ...................................      5,926,352
      28,800   Lehman Brothers Holdings Inc. ....................      2,641,536
                                                                    ------------
                                                                       8,567,888
                                                                    ------------
               ENERGY EQUIPMENT & SERVICES--5.2%
     154,000   National-Oilwell Varco Inc.* .....................      6,119,960
      50,700   Schlumberger Limited .............................      3,468,387
                                                                    ------------
                                                                       9,588,347
                                                                    ------------
               FINANCIAL INFORMATION SERVICES--2.3%
     151,600   Genworth Financial Inc. Cl. A ....................      4,237,220
                                                                    ------------
               FOOD & STAPLES RETAILING--4.3%
     128,500   CVS Corporation ..................................      6,628,030
      47,300   Performance Food Group Co.* ......................      1,271,897
                                                                    ------------
                                                                       7,899,927
                                                                    ------------
               FREIGHT & LOGISTICS--1.0%
      21,250   FedEx Corp. ......................................      1,805,188
                                                                    ------------
               HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
      50,600   Beckman Coulter, Inc. ............................      3,375,526
                                                                    ------------
               HEALTH CARE PROVIDERS & SERVICES--4.9%
     109,350   Caremark Rx, Inc.* ...............................      4,379,468
      77,500   PacifiCare Health Systems, Inc.* .................      4,631,400
                                                                    ------------
                                                                       9,010,868
                                                                    ------------
               HOTELS, RESTAURANTS & LEISURE--2.2%
     190,400   Hilton Hotels Corporation ........................      4,156,432
                                                                    ------------

SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

    SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
   --------                                                              -------
               INDUSTRIAL CONGLOMERATES--6.5%
     174,900   General Electric Company .........................   $  6,331,380
     185,100   Tyco International Ltd. ..........................      5,795,481
                                                                    ------------
                                                                      12,126,861
                                                                    ------------
               INSURANCE--.8%
      29,100   American International Group, Inc. ...............      1,479,735
                                                                    ------------
               INTERNET SOFTWARE & SERVICES--10.5%
      42,200   Google Inc. Cl. A* ...............................      9,284,000
      47,500   Netease.com Inc. ADR*# ...........................      2,346,025
     226,700   Yahoo! Inc.* .....................................      7,823,417
                                                                    ------------
                                                                      19,453,442
                                                                    ------------
               LEISURE & ENTERTAINMENT--2.5%
     141,700   Shanda Interactive Entertainment Ltd.* ...........      4,558,489
                                                                    ------------
               MACHINERY -- OIL WELL EQUIPMENT &
                 SERVICES--2.2%
     169,600   Patterson-UTI Energy, Inc. .......................      4,065,312
                                                                    ------------
               MEDIA--3.3%
     403,400   News Corporation Cl. A ...........................      6,163,952
                                                                    ------------
               METALS & MINING--2.4%
     170,400   Alpha Natural Resources, Inc.* ...................      3,944,760
      11,900   Peabody Energy Corporation .......................        520,863
                                                                    ------------
                                                                       4,465,623
                                                                    ------------
               MULTILINE RETAIL--1.7%
      67,100   Kohl's Corporation* ..............................      3,193,960
                                                                    ------------
               PERSONAL PRODUCTS--4.8%
     113,000   Gillette Company (The) ...........................      5,835,320
     177,200   Parlux Fragrances, Inc.* .........................      2,985,820
                                                                    ------------
                                                                       8,821,140
                                                                    ------------
               PHARMACEUTICALS--9.8%
      27,200   Eli Lilly and Company ............................      1,590,384
      78,700   Johnson & Johnson ................................      5,401,181
     140,700   Merck & Co. Inc. .................................      4,769,730
     106,400   Sanofi-Aventis ADR# ..............................      4,720,967
      27,300   Sepracor Inc.* ...................................      1,635,816
                                                                    ------------
                                                                      18,118,078
                                                                    ------------
               RETAIL--1.1%
      21,700   Neiman Marcus Group, Inc. ........................      2,133,544
                                                                    ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--3.5%
     137,800   Marvell Technology Group Ltd.* ...................      4,613,544
     375,000   Skyworks Solutions, Inc.* ........................      1,965,000
                                                                    ------------
                                                                       6,578,544
                                                                    ------------

SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

    SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
   --------                                                              -------
               SOFTWARE--3.7%
      49,200   Cognos, Inc.* ....................................   $  1,861,728
     343,900   Oracle Corporation* ..............................      3,975,484
     102,400   VeriFone Holdings, Inc.* .........................      1,100,800
                                                                    ------------
                                                                       6,938,012
                                                                    ------------
               Total Common Stocks
                 (Cost $166,514,165) ............................    167,905,036
                                                                    ------------

   PRINCIPAL
    AMOUNT
   ---------
               SHORT-TERM INVESTMENTS--5.6%
               U.S. AGENCY OBLIGATIONS
 $10,400,000   Federal Home Loan Banks, 2.61%, 5/2/05
                 (Cost $10,398,492) .............................     10,398,492
                                                                    ------------
Total Investments
  (Cost $176,912,657)(a) ................................    96.1%   178,303,528
Other Assets in Excess of Liabilities ...................     3.9      7,187,607
                                                            -----   ------------
Net Assets ..............................................   100.0%  $185,491,135
                                                            =====   ============

------------------

*   Non-income producing security.

#   American Depositary Receipts.

(a) At April 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $176,912,657 amounted to $1,390,871 which consisted of aggregate gross unrealized appreciation of $7,237,639 and aggregate gross unrealized depreciation of $5,846,768.



PORTFOLIO SUMMARY+
--------------------------------------------------------------------------------
                          Value (%)                                    Value (%)
-----------------------------------      ---------------------------------------
Consumer Discretionary        8.4%       Health Care                      18.6%
Consumer Staples              9.0        Industrials                       9.9
Energy                        9.8        Information Technology           25.2
Financials                    8.3        Telecommunication Services        1.3
------------------                       Cash and Net Other Assets         9.5
+ Based on net assets.                                                   100.0%
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

SPECTRA FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2005

ASSETS:
   Investments in securities, at value (cost $176,912,657)--
     see accompanying schedule of investments .................             $ 178,303,528
   Cash .......................................................                    19,676
   Receivable for investment securities sold ..................                 9,897,117
   Receivable for shares of beneficial interest sold ..........                   168,982
   Dividends receivable .......................................                   115,267
   Prepaid expenses ...........................................                     5,724
                                                                            -------------
       Total Assets ...........................................               188,510,294
LIABILITIES:
   Payable for investment securities purchased ................   $2,288,203
   Payable for shares of beneficial interest redeemed .........      329,293
   Investment advisory fees payable ...........................      229,711
   Shareholder servicing fees payable .........................       38,285
   Transfer agent fees payable ................................       23,605
   Trustees' fees payable .....................................       10,362
   Accrued expenses ...........................................       99,700
                                                                  ----------
       Total Liabilities ......................................                 3,019,159
                                                                            -------------
NET ASSETS ....................................................             $ 185,491,135
                                                                            =============
NET ASSETS CONSIST OF:
   Paid-in capital ............................................             $ 458,475,218
   Undistributed net investment income (accumulated loss) .....                  (380,220)
   Undistributed net realized gain (accumulated loss) .........              (273,994,734)
   Net unrealized appreciation (depreciation) of investments ..                 1,390,871
                                                                            -------------
NET ASSETS ....................................................             $ 185,491,135
                                                                            =============
Class A
   Net Asset Value Per Share ..................................             $        6.03
                                                                            =============
   Offering Price Per Share ...................................             $        6.36
                                                                            =============
Class N
   Net Asset Value and Offering Price Per Share ...............             $        6.01
                                                                            =============
Shares of beneficial interest outstanding--Note 5
   Class A ....................................................                   656,609
                                                                            =============
   Class N ....................................................                30,228,768
                                                                            =============




                       See Notes to Financial Statements.

SPECTRA FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2005

INVESTMENT INCOME:
   Income:
     Dividends (net of foreign withholding taxes of $1,579) ..                 $1,669,805
     Interest ................................................                    110,840
                                                                               ----------
       Total Income ..........................................                  1,780,645
   Expenses:
     Investment advisory fees--Note 2(a) .....................  $  1,556,942
     Shareholder servicing fees--Note 2(f) ...................       259,490
     Printing and postage ....................................       111,640
     Transfer agent fees .....................................       102,820
     Interest expense ........................................         2,465
     Custodian fees ..........................................        15,420
     Registration fees .......................................        15,265
     Trustees' fees ..........................................        21,677
     Professional fees .......................................        32,660
     Miscellaneous ...........................................        42,486
                                                                ------------
       Total Expenses ........................................                  2,160,865
                                                                               ----------
NET INVESTMENT LOSS ..........................................                   (380,220)
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments .............................    26,816,561
Net change in unrealized appreciation (depreciation)
   on investments ............................................   (18,622,641)
                                                                ------------
       Net realized and unrealized gain on investments .......                  8,193,920
                                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ................................................                 $7,813,700
                                                                               ==========



                       See Notes to Financial Statements.

SPECTRA FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE
                                                                SIX MONTHS
                                                                   ENDED        YEAR ENDED
                                                              APRIL 30, 2005    OCTOBER 31,
                                                                (UNAUDITED)        2004
                                                              --------------   -------------
Net investment loss .....................................     $    (380,220)   $  (4,058,447)
Net realized gain on investments ........................        26,816,561       18,386,855
Net change in unrealized appreciation (depreciation)
  on investments ........................................       (18,622,641)     (15,856,220)
                                                              -------------    -------------
    Net increase (decrease) in net assets resulting
      from operations ...................................         7,813,700       (1,527,812)
Decrease from shares of beneficial interest transactions:
  Class A ...............................................        (1,114,249)      (1,438,077)
  Class N ...............................................       (36,529,226)     (45,395,289)
                                                              -------------    -------------
Net decrease from shares of beneficial
  interest transactions--Note 5a ........................       (37,643,475)     (46,833,366)
                                                              -------------    -------------
      Total decrease in net assets ......................       (29,829,775)     (48,361,178)
Net assets:
  Beginning of period ...................................       215,320,910      263,682,088
                                                              -------------    -------------
  End of period .........................................     $ 185,491,135    $ 215,320,910
                                                              =============    =============



                       See Notes to Financial Statements.

                      (This Page Intentionally Left Blank)

SPECTRA FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                              INCOME FROM
                                         INVESTMENT OPERATIONS
                                        -----------------------
                                                        NET
                                                      REALIZED                DISTRIBUTIONS
                         NET ASSET       NET       AND UNREALIZED    TOTAL        FROM
                           VALUE,     INVESTMENT     GAIN (LOSS)     FROM          NET
                         BEGINNING      INCOME           ON       INVESTMENT    REALIZED
                         OF PERIOD      (LOSS)       INVESTMENTS  OPERATIONS      GAINS
                         ---------      ------       -----------  ----------      -----

SPECTRA FUND
CLASS A (i)
Six months ended
  4/30/05(ii)(v) .......   $ 5.86       $(0.01)(iii)    $ 0.18      $ 0.17       $   --
Year ended 10/31/04 ....     5.90        (0.10)(iii)      0.06       (0.04)          --
Year ended 10/31/03 ....     4.76        (0.08)(iii)      1.22        1.14           --
Year ended 10/31/02 ....     6.32        (0.09)(iii)     (1.47)      (1.56)          --
Year ended 10/31/01 ....    10.63        (0.08)(iii)     (3.60)      (3.68)       (0.63)
Four months ended
  10/31/00(ii) .........    12.28        (0.02)          (1.63)      (1.65)          --

CLASS N
Six months ended
  4/30/05(ii)(v) .......   $ 5.84       $(0.01)(iii)    $ 0.18      $ 0.17       $   --
Year ended 10/31/04 ....     5.88        (0.10)(iii)      0.06       (0.04)          --
Year ended 10/31/03 ....     4.76        (0.07)(iii)      1.19        1.12           --
Year ended 10/31/02 ....     6.32        (0.09)(iii)     (1.47)      (1.56)          --
Year ended 10/31/01 ....    10.63        (0.08)(iii)     (3.60)      (3.68)       (0.63)
Year ended 10/31/00 ....    10.76        (0.08)           0.88        0.80        (0.93)

------------------

(i)  Initially offered July 1, 2000.

(ii) Ratios have been annualized; total return has not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

(iv) Does not reflect the effect of any sales charge.

(v)  Unaudited.



                       See Notes to Financial Statements.


                                                                     RATIOS/SUPPLEMENTAL DATA
                                                      ------------------------------------------------------
                                                      NET ASSETS,               RATIO OF NET
                                                        END OF      RATIO OF     INVESTMENT
                         NET ASSET                      PERIOD      EXPENSES    INCOME (LOSS)
                        VALUE, END                      (000'S     TO AVERAGE    TO AVERAGE      PORTFOLIO
                         OF PERIOD    TOTAL RETURN     OMITTED)    NET ASSETS    NET ASSETS    TURNOVER RATE
                         ---------    ------------     --------    ----------    ----------    -------------

SPECTRA FUND
CLASS A (i)
Six months ended
  4/30/05(ii)(v) .......   $ 6.03         2.90%(iv)    $  3,956       2.08%        (0.34)%        147.19%
Year ended 10/31/04 ....     5.86        (0.68)(iv)       4,882       1.98         (1.63)         159.35
Year ended 10/31/03 ....     5.90        23.95(iv)        6,346       2.01         (1.35)         192.19
Year ended 10/31/02 ....     4.76        24.68)(iv)       6,722       1.98         (1.52)         172.25
Year ended 10/31/01 ....     6.32       (36.20)(iv)      12,951       1.88         (1.03)         114.75
Four months ended
  10/31/00(ii) .........    10.63       (13.44)(iv)      14,711       1.82         (1.05)         118.82

CLASS N
Six months ended
  4/30/05(ii)(v) .......   $ 6.01         2.91%        $181,535       2.08%        (0.37)%        147.19%
Year ended 10/31/04 ....     5.84        (0.68)         210,439       1.98         (1.63)         159.35
Year ended 10/31/03 ....     5.88        23.53          257,337       2.03         (1.39)         192.19
Year ended 10/31/02 ....     4.76       (24.68)         252,620       1.98         (1.52)         172.25
Year ended 10/31/01 ....     6.32       (36.20)         423,860       1.88         (0.99)         114.75
Year ended 10/31/00 ....    10.63         6.21          876,132       1.82         (1.29)         118.82

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

      Spectra Fund (the "Fund") is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund's investment objective is capital appreciation. It seeks to achieve its objective by investing primarily in equity securities.

      The Fund offers Class A and Class N shares. Class A shares were first offered on July 1, 2000 and are generally subject to an initial sales charge. Class Nshares are offered only to Class Nshareholders of record as of January 21, 2005. Each class has identical rights to assets and earnings.

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(a) INVESTMENT VALUATION--Investments in securities are valued each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price, or in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Short-term notes are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund. Securities included within the Nasdaq market shall be valued at the Nasdaq official closing price ("NOCP") on the day of valuation, or if there is no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of the first-in, first-out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS--The Fund enters into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Fund. Additional collateral is obtained when necessary.

(e) LENDING OF PORTFOLIO SECURITIES--The Fund lends its securities to financial institutions, provided that the market value of the securities loaned will not at

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

any time exceed one third of the Fund's total assets, as defined. The Fund earns fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any required additional collateral is delivered to the Fund on the next business day. As of April 30, 2005, there were no securities on loan.

(f) DIVIDENDS TO SHAREHOLDERS--Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.

      Each class is treated separately in determining the amounts of dividends from net investment income and distributions from capital gains payable to holders of its shares.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the difference in tax treatment of net operating losses. The reclassification had no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

(g) FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided the Fund maintains such compliance, no federal income tax provision is required.

(h) ALLOCATION METHOD--Income, realized and unrealized gains and losses, and expenses are allocated among the Fund's classes based on relative net assets.

(i) INDEMNIFICATION--The Fund enters into contracts that contain a variety of indemnification provisions. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

(j) OTHER--These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

NOTE 2--INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT ADVISORY FEES--The Fund pays its investment adviser, Fred Alger Management, Inc. ("Alger Management"), a monthly fee at an annual rate of 1.50% based on the value of the Fund's average daily net assets.

(b) TRANSFER AGENT FEES--Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, served as transfer agent for the Fund. During the six months ended April 30, 2005, the Fund incurred fees of approximately $9,570 for services provided by Alger Services. Effective November 22, 2004, State Street Bank and Trust Company replaced Alger Services as the Fund's transfer agent. Transfer agent services are provided by State Street Bank and Trust Company's affiliate, Boston Financial Data Services, Inc. ("BFDS").

      Effective February 28, 2005, the Fund has entered into a shareholder administrative services agreement with Alger Services to compensate Alger Services on a per account basis for its liaison and administrative oversight of BFDS and related services. During the six months ended April 30, 2005, the Fund incurred fees of $8,258 for these services provided by Alger Services.

(c) SALES CHARGES--Purchases of Class A shares of the Fund may be subject to initial sales charges. For the six months ended April 30, 2005, there were no initial sales charges retained by Fred Alger &Company (the "Distributor"). Sales charges do not represent expenses of the Fund.

(d) BROKERAGE COMMISSIONS--During the six months ended April 30, 2005, the Fund paid Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, $389,223 in connection with securities transactions.

(e) TRUSTEES' FEES--Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. The Fund pays each trustee who is not affiliated with Alger Management or its affiliates an annual fee of $8,000.

(f) SHAREHOLDER SERVICING FEES--The Fund has entered into a shareholder servicing agreement with Alger Inc. whereby Alger Inc. provides the Fund with ongoing servicing of shareholder accounts. As compensation for such services, the Fund pays Alger Inc. a monthly fee at an annual rate equal to .25% of the value of the Fund's average daily net assets.

(g) OTHER TRANSACTIONS WITH AFFILIATES--Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services.

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

NOTE 3--SECURITIES TRANSACTIONS:

During the six months ended April 30, 2005,  purchases  and sales of  investment
securities,   excluding  short-term  securities,   aggregated  $287,823,555  and
$332,258,329, respectively.

NOTE 4--LINES OF CREDIT:

      The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. To the extent the Fund borrows under these lines, the Fund must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2005, the Fund had borrowings which averaged $184,751 at a weighted average interest rate of 2.65%.

NOTE 5--SHARE CAPITAL:

(a) The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into two separate classes.

      During the six months ended April 30, 2005, transactions of shares of beneficial interest were as follows:

CLASS A:                                             SHARES          AMOUNT
                                                     ------          ------
Shares sold .....................................        6,920     $     43,473
Shares redeemed .................................     (184,045)      (1,157,722)
                                                   -----------     ------------
Net decrease ....................................     (177,125)    $ (1,114,249)
                                                   ===========     ============

CLASS N:                                             SHARES          AMOUNT
                                                     ------          ------
Shares sold .....................................      663,410     $  4,106,088
Shares redeemed .................................   (6,495,116)     (40,635,314)
                                                   -----------     ------------
Net decrease ....................................   (5,831,706)    $(36,529,226)
                                                   ===========     ============

      During the year ended October 31, 2004, transactions of shares of beneficial interest were as follows:

CLASS A:                                             SHARES           AMOUNT
                                                     ------           ------
Shares sold .....................................       57,059     $    343,940
Shares redeemed .................................     (298,614)      (1,782,017)
                                                   -----------     ------------
Net decrease ....................................     (241,555)    $ (1,438,077)
                                                   ===========     ============

CLASS N:                                              SHARES          AMOUNT
                                                      ------          ------
Shares sold .....................................    3,864,237     $ 23,379,536
Shares redeemed .................................  (11,553,622)     (68,774,825)
                                                   -----------     ------------
Net decrease ....................................   (7,689,385)    $(45,395,289)
                                                   ===========     ============

(b) REDEMPTION FEE--The Fund may impose a 2.00% redemption fee on Fund shares redeemed (including shares redeemed by exchange) within 30 days

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

after such shares were acquired. The fees retained by the Fund are included as paid-in capital on the Statement of Assets and Liabilities. During the six months ended April 30, 2005 and the year ended October 31, 2004, redemption fees were $495 and $431 respectively.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS:

      During the six months ended April 30, 2005 and the year ended October 31, 2004, there were no distributions paid.

      As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income ....................................            --
Undistributed long-term gain .....................................            --
Unrealized appreciation ..........................................   $19,759,906

      The differences between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

      At October 31, 2004, the Fund, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

EXPIRATION DATE                                                        AMOUNT
---------------                                                     ------------
      2009 .......................................................  $193,490,387
      2010 .......................................................   107,067,302
                                                                    ------------
                                                                    $300,557,689
                                                                    ===========-

NOTE 7--REGULATORY MATTERS AND LEGAL PROCEEDINGS:

Alger Management has been responding to inquiries, document requests and/or subpoenas from regulatory authorities, including the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General, and the Attorney General of New Jersey, in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading." Alger Management has assured the board of the Fund that if it is determined that improper trading practices in the Fund detrimentally affected its performance, Alger Management will make appropriate restitution.

Certain civil actions have developed out of the regulatory investigations. Several purported class actions and shareholder derivative suits have been filed against various parties, including, depending on the lawsuit, Alger Management, certain of the mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful market-timing and late-trading activities. These cases

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

have been transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. On September 29, 2004, consolidated amended complaints involving these cases -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM).

The Derivative Complaint, brought on behalf of the Alger Mutual Funds and Castle Convertible Fund, Inc., a registered closed-end fund managed by Alger Management, alleges (i) violations, by Alger Management and, depending on the specific offense alleged, by its immediate parent the Distributor (Fred Alger & Company, Incorporated) and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940 and of Sections 206 and 215 of the Investment Advisers Act of 1940, breach of fiduciary duty, and breach of contract, (ii) various offenses by other, unrelated, third-party defendants, and (iii) unjust enrichment by all the named defendants, all by virtue of the alleged wrongful market-timing and late-trading activities. The complaint seeks, among other things, removal of the trustee defendants and of Alger Management, certain rescissory relief, disgorgement of management fees and allegedly unlawful profits, compensatory and punitive monetary damages, and plaintiffs' fees and expenses (including attorney and expert fees). The Class Action Complaint names the Alger-related defendants named in the Derivative Complaint as well as certain defendants not named in the Derivative Complaint, including certain entities affiliated with Alger Management, certain Alger Mutual Funds, including the Fund, and certain additional former trustees and a former officer of the defendant Alger Mutual Funds. It alleges, on the basis of factual allegations similar to those of the Derivative Complaint with respect to the Alger defendants, (i) offenses by Alger defendants similar to those alleged in the Derivative Complaint, (ii) violations, by Alger Management, the Distributor, their affiliates, the funds named as defendants, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, and Section 34(b) of the Investment Company Act of 1940,
(iii) breach of contract by the funds named as defendants, and (iv) unjust enrichment by all of the named defendants. It seeks relief similar to that sought in the Derivative Complaint.

On or about April 12, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of mutual fund investment advisers, distributors and others, including Alger Management and the Distributor, alleging violations of the West Virginia Consumer Credit and Protection Act and other wrongful conduct. Insofar as the factual allegations in the complaint relate to Alger Management

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

and the Distributor, they ascribe improper conduct to these entities relating to "market timing" in one or more of the Alger Mutual Funds. The complaint seeks injunctive relief, civil monetary penalties, costs and attorney fees, and other relief.

Alger Management continues to cooperate with the SEC and state investigations, which have not, as of the present date, been resolved. Although Alger Management does not believe that the Alger Mutual Funds are themselves targets of these regulators' investigations as potential enforcement defendants, the actions of Alger Management and certain of its affiliates and their senior executives and Alger Mutual Fund senior personnel are of interest to the investigators. Although no regulatory enforcement action has yet been commenced against Alger Management, board members or personnel in connection with the matters being investigated (other than the actions resolved in the fall of 2003 against James
P. Connelly, Jr., former Vice Chairman of the Distributor), it is possible that the SEC and the states may pursue actions in the future. The potential timing of any such action or the relief or remedies that may be sought are not known at this time. Alger Management is not yet able to predict whether or on what terms matters might be resolved with the SEC or the states. The SEC and, in some cases, state government authorities have a variety of administrative and civil enforcement powers, including injunctive powers, authority to assess substantial fines and penalties and order restitution, authority to limit the activities of a person or company (including license and registration revocations, injunctive authority and prohibition from engaging in the investment or securities businesses) and other enforcement powers, that may be exercised administratively or by going into court.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory investigations or lawsuits were to result in a court injunction against Alger Management or the Distributor, both companies would, in the absence of exemptive relief granted by the SEC, be barred from serving as investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. There is no assurance that such exemptive relief would be granted if sought. In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions, loss of Alger Management personnel or Fund board members, diversion of time and attention of Alger Management personnel, diminishment of financial resources of Alger Management, or other consequences potentially adverse to the Fund. Alger Management cannot predict the potential effect of such actions upon Alger Management or the Fund. There can be no assurance that the effect, if any, would not be material.

NOTES:

NOTES:

SPECTRA FUND

111 Fifth Avenue
New York, NY 10003
(800) 711-6141
www.alger.com

INVESTMENT MANAGER
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266

This report is submitted for the general information of the shareholders of Spectra Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 711-6141 or online on the Fund's website at http://www.alger.com or on the SEC's website at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Fund's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 711-6141.

[ALGER LOGO]

Spectra Fund
Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266














SSAR 043005 L2

ITEM 2.  CODE OF ETHICS.
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spectra Fund

By:  /s/Dan C. Chung
     ---------------
     Dan C. Chung

     President

Date:  June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Dan C. Chung
    ---------------
    Dan C. Chung

    President

Date:  June 28, 2005

By: /s/ Frederick A. Blum
    ---------------------
    Frederick A. Blum

    Treasurer

Date:  June 28, 2005